Fees and Expenses	Aug. 10, 2026
m+ Income Momentum Autocall ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors may pay brokerage commissions and incur other charges on their purchases and sales of exchange-traded fund shares, which are not reflected in the Expense Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” does not include fees and other costs associated with the Fund’s swap agreements. These costs are embedded in the pricing and valuation of the swaps, are not reflected in the Annual Fund Operating Expenses table or Expense Example, and will reduce the Fund’s returns. Such costs will vary based on market conditions and the terms of the Fund’s swap transactions.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses[1,2]	0.00%
Total Annual Fund Operating Expenses	0.70%

1	Estimated based on the expenses the Fund expects to incur for the current fiscal year.
2	“Other Expenses” does not include fees and other costs associated with the Fund’s swap agreements. These costs are embedded in the pricing and valuation of the swaps, are not reflected in the Annual Fund Operating Expenses table or Expense Example, and will reduce the Fund’s returns. Such costs will vary based on market conditions and the terms of the Fund’s swap transactions.

Expense Example [Heading]	Expense Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years
$72	$225

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. Because the Fund has not commenced operations, portfolio turnover information is unavailable at this time.

m+ Nasdaq-100 Accelerator Autocall ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors may pay brokerage commissions and incur other charges on their purchases and sales of exchange-traded fund shares, which are not reflected in the Expense Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” does not include fees and other costs associated with the Fund’s swap agreements. These costs are embedded in the pricing and valuation of the swaps, are not reflected in the Annual Fund Operating Expenses table or Expense Example, and will reduce the Fund’s returns. Such costs will vary based on market conditions and the terms of the Fund’s swap transactions.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses[1,2]	0.00%
Total Annual Fund Operating Expenses	0.70%

1	Estimated based on the expenses the Fund expects to incur for the current fiscal year.
2	“Other Expenses” does not include fees and other costs associated with the Fund’s swap agreements. These costs are embedded in the pricing and valuation of the swaps, are not reflected in the Annual Fund Operating Expenses table or Expense Example, and will reduce the Fund’s returns. Such costs will vary based on market conditions and the terms of the Fund’s swap transactions.

Expense Example [Heading]	Expense Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years
$72	$225

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. Because the Fund has not commenced operations, portfolio turnover information is unavailable at this time.

m+ DualYield Autocall ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors may pay brokerage commissions and incur other charges on their purchases and sales of exchange-traded fund shares, which are not reflected in the Expense Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” does not include fees and other costs associated with the Fund’s swap agreements. These costs are embedded in the pricing and valuation of the swaps, are not reflected in the Annual Fund Operating Expenses table or Expense Example, and will reduce the Fund’s returns. Such costs will vary based on market conditions and the terms of the Fund’s swap transactions.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.70%

1	Estimated based on the expenses the Fund expects to incur for the current fiscal year.
2	“Other Expenses” does not include fees and other costs associated with the Fund’s swap agreements. These costs are embedded in the pricing and valuation of the swaps, are not reflected in the Annual Fund Operating Expenses table or Expense Example, and will reduce the Fund’s returns. Such costs will vary based on market conditions and the terms of the Fund’s swap transactions.

Expense Example [Heading]	Expense Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years
$72	$225

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. Because the Fund has not commenced operations, portfolio turnover information is unavailable at this time.

m+ DynaBuffer ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Investors may pay brokerage commissions and incur other charges on their purchases and sales of exchange-traded fund shares, which are not reflected in the Expense Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” does not include fees and other costs associated with the Fund’s swap agreements. These costs are embedded in the pricing and valuation of the swaps, are not reflected in the Annual Fund Operating Expenses table or Expense Example, and will reduce the Fund’s returns. Such costs will vary based on market conditions and the terms of the Fund’s swap transactions.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses[1,2]	0.00%
Total Annual Fund Operating Expenses	0.70%

1	Estimated based on the expenses the Fund expects to incur for the current fiscal year.
2	“Other Expenses” does not include fees and other costs associated with the Fund’s swap agreements. These costs are embedded in the pricing and valuation of the swaps, are not reflected in the Annual Fund Operating Expenses table or Expense Example, and will reduce the Fund’s returns. Such costs will vary based on market conditions and the terms of the Fund’s swap transactions.

Expense Example [Heading]	Expense Example:
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years
$72	$225

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. Because the Fund has not commenced operations, portfolio turnover information is unavailable at this time.